Annual Total Returns[BarChart] - ProShares UltraShort Financials - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(35.26%)	(5.63%)	(43.13%)	(48.36%)	(27.84%)	(8.64%)	(33.36%)	(31.57%)	15.66%	(42.72%)